Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Capital Markets [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	$ 310,830		$ 190,401		$ 157,335
Total revenues	545,590		381,488		192,843
Wealth Management [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	71,204		64,359		66,669
Total revenues	73,149		66,899		69,504
Auction and Liquidation [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	88,764		22,516		54,986
Total revenues	88,764		22,516		54,986
Financial Consulting [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	90,906		76,292		51,424
Total revenues	91,622		76,292		51,424
Principal Investments - United Online and magicJack [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	87,138		100,862		54,234
Total revenues	87,138		100,862		54,234
Brands [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	16,458		4,055
Total revenues	16,458		4,055
Total [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	665,300		458,485		384,648
Total revenues	902,721		652,112		422,991
Corporate Finance And Investment Banking Fees [Member] | Capital Markets [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	255,023		129,477		105,259
Corporate Finance And Investment Banking Fees [Member] | Wealth Management [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers			2
Corporate Finance And Investment Banking Fees [Member] | Auction and Liquidation [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers
Corporate Finance And Investment Banking Fees [Member] | Financial Consulting [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	54,051		37,471		12,719
Corporate Finance And Investment Banking Fees [Member] | Principal Investments - United Online and magicJack [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers
Corporate Finance And Investment Banking Fees [Member] | Brands [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers
Corporate Finance And Investment Banking Fees [Member] | Total [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	309,074		166,950		117,978
Wealth And Asset Management Fees [Member] | Capital Markets [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	7,391		18,421		7,841
Wealth And Asset Management Fees [Member] | Wealth Management [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	71,204		64,357		66,669
Wealth And Asset Management Fees [Member] | Auction and Liquidation [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers
Wealth And Asset Management Fees [Member] | Financial Consulting [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers
Wealth And Asset Management Fees [Member] | Principal Investments - United Online and magicJack [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers
Wealth And Asset Management Fees [Member] | Brands [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers
Wealth And Asset Management Fees [Member] | Total [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	78,595		82,778		74,510
Commissions, Fees And Reimbursed Expenses [Member] | Capital Markets [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	48,416		42,503		44,235
Commissions, Fees And Reimbursed Expenses [Member] | Wealth Management [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers
Commissions, Fees And Reimbursed Expenses [Member] | Auction and Liquidation [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	50,035		49,849		36,250
Commissions, Fees And Reimbursed Expenses [Member] | Financial Consulting [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	36,855		38,821		38,705
Commissions, Fees And Reimbursed Expenses [Member] | Principal Investments - United Online and magicJack [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers
Commissions, Fees And Reimbursed Expenses [Member] | Brands [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers
Commissions, Fees And Reimbursed Expenses [Member] | Total [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	135,306		131,173		119,190
Subscription Services [Member] | Capital Markets [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers
Subscription Services [Member] | Wealth Management [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers
Subscription Services [Member] | Auction and Liquidation [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers
Subscription Services [Member] | Financial Consulting [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers
Subscription Services [Member] | Principal Investments - United Online and magicJack [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	72,666		82,088		42,887
Subscription Services [Member] | Brands [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers
Subscription Services [Member] | Total [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	72,666		82,088		42,887
Service Contract Revenues [Member] | Capital Markets [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers
Service Contract Revenues [Member] | Wealth Management [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers
Service Contract Revenues [Member] | Auction and Liquidation [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	13,066		(31,553)		18,673
Service Contract Revenues [Member] | Financial Consulting [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers
Service Contract Revenues [Member] | Principal Investments - United Online and magicJack [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers
Service Contract Revenues [Member] | Brands [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers
Service Contract Revenues [Member] | Total [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	13,066		(31,553)		18,673
Advertising, licensing and other [Member] | Capital Markets [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers		[1]		[2]		[3]
Advertising, licensing and other [Member] | Wealth Management [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers		[1]		[2]
Advertising, licensing and other [Member] | Auction and Liquidation [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	25,663	[1]	4,220	[2]	63	[3]
Advertising, licensing and other [Member] | Financial Consulting [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers		[1]		[2]		[3]
Advertising, licensing and other [Member] | Principal Investments - United Online and magicJack [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	14,472	[1]	18,774	[2]	11,347	[3]
Advertising, licensing and other [Member] | Brands [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	16,458	[1]	4,055	[2]		[3]
Advertising, licensing and other [Member] | Total [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues from contracts with customers	56,593	[1]	27,049	[2]	11,410	[3]
Interest Income - Securities lending [Member] | Capital Markets [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues	102,499		77,221		38,266
Interest Income - Securities lending [Member] | Wealth Management [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues					11
Interest Income - Securities lending [Member] | Auction and Liquidation [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues
Interest Income - Securities lending [Member] | Financial Consulting [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues
Interest Income - Securities lending [Member] | Principal Investments - United Online and magicJack [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues
Interest Income - Securities lending [Member] | Brands [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues
Interest Income - Securities lending [Member] | Total [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues	102,499		77,221		38,277
Trading gains (losses) on investments [Member] | Capital Markets [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues	125,247		92,379		(9,625)
Trading gains (losses) on investments [Member] | Wealth Management [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues	804		1,826		1,621
Trading gains (losses) on investments [Member] | Auction and Liquidation [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues
Trading gains (losses) on investments [Member] | Financial Consulting [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues
Trading gains (losses) on investments [Member] | Principal Investments - United Online and magicJack [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues
Trading gains (losses) on investments [Member] | Brands [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues
Trading gains (losses) on investments [Member] | Total [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues	126,051		94,205		(8,004)
Fair value adjustment on loans [Member] | Capital Markets [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues	(22,033)		12,258
Fair value adjustment on loans [Member] | Wealth Management [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues
Fair value adjustment on loans [Member] | Auction and Liquidation [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues
Fair value adjustment on loans [Member] | Financial Consulting [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues
Fair value adjustment on loans [Member] | Principal Investments - United Online and magicJack [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues
Fair value adjustment on loans [Member] | Brands [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues
Fair value adjustment on loans [Member] | Total [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues	(22,033)		12,258
Other [Member] | Capital Markets [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues	29,047		9,229		6,867
Other [Member] | Wealth Management [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues	1,141		714		1,203
Other [Member] | Auction and Liquidation [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues
Other [Member] | Financial Consulting [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues	716
Other [Member] | Principal Investments - United Online and magicJack [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues
Other [Member] | Brands [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues
Other [Member] | Total [Member]
Revenue from Contracts with Customers (Details) - Schedule of revenues from contracts with customers [Line Items]
Total revenues	$ 30,904		$ 9,943		$ 8,070

[1]	Includes sale of goods of $25,663 in Auction Liquidation and $3,472 in Principal Investments - United Online and magicJack.
[2]	Includes sale of goods of $4,220 in Auction Liquidation and $3,715 in Principal Investments - United Online and magicJack.
[3]	Includes sale of goods of $63 in Auction Liquidation and $575 in Principal Investments - United Online and magicJack.